Partnership Equity and Distributions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Partnership Equity And Distribution [Line Items]
Common unitholders, units issued (in shares)	114,749,848	114,742,948
Partnership deadline for distributions (in days)	45 days
Distribution Stage First
Partnership Equity And Distribution [Line Items]
Distribution unitholders and general partner per unit	$ 0.4025
Distribution Stage Second
Partnership Equity And Distribution [Line Items]
Distribution unitholders and general partner per unit	$ 0.4375
Incentive distribution payments and minimum distribution level	13.00%
Distribution Stage Third
Partnership Equity And Distribution [Line Items]
Distribution unitholders and general partner per unit	$ 0.525
Incentive distribution payments and minimum distribution level	23.00%
Distribution Stage Thereafter
Partnership Equity And Distribution [Line Items]
Incentive distribution payments and minimum distribution level	48.00%
General Partner
Partnership Equity And Distribution [Line Items]
General partner ownership interest	0.30%
Limited Partners
Partnership Equity And Distribution [Line Items]
Common unitholders, units issued (in shares)			14,375,000
Price per common unit			$ 48.90
Net proceeds			$ 677
Consideration financed through issuance of common units			4,497,158
Limited partner ownership interest	1.70%
Equity Distribution Agreement
Partnership Equity And Distribution [Line Items]
Offer value of common stock remaining available for sale	$ 349
2014 Equity Distribution Agreement [Member]
Partnership Equity And Distribution [Line Items]
Common unitholders, units issued (in shares)	0	788,033	2,256,066
Proceeds from issuance of common stock		$ 31	$ 119
Offering costs		$ 1	1
Maximum aggregate offering amount			$ 500